UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Dividend Income Fund

Parametric Dividend Income Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	1,120	$336,482
United Technologies Corp.	2,573	313,494

		$649,976

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	3,082	$355,324

		$355,324

Automobiles — 0.5%
Ford Motor Co.	34,384	$323,553

		$323,553

Banks — 2.8%
Bank of Hawaii Corp.	4,228	$337,183
F.N.B. Corp.	27,672	339,259
PacWest Bancorp	7,492	301,478
People’s United Financial, Inc.	20,904	352,441
United Bankshares, Inc.	9,911	358,481

		$1,688,842

Beverages — 1.1%
Coca-Cola Co. (The)	6,811	$343,275
PepsiCo, Inc.	2,761	336,676

		$679,951

Biotechnology — 1.7%
AbbVie, Inc.	3,996	$376,703
Amgen, Inc.	1,720	358,190
Gilead Sciences, Inc.	4,418	317,831

		$1,052,724

Building Products — 0.6%
Johnson Controls International PLC	10,094	$351,069

		$351,069

Capital Markets — 3.2%
Artisan Partners Asset Management, Inc., Class A	11,426	$311,130
BGC Partners, Inc., Class A	28,234	297,586
Federated Investors, Inc., Class B	12,672	335,555
Franklin Resources, Inc.	10,694	362,420
Invesco, Ltd.	14,977	304,782
Moelis & Co., Class A	7,370	297,895

		$1,909,368

Security	Shares	Value
Chemicals — 4.6%
Air Products and Chemicals, Inc.	2,132	$342,975
CF Industries Holdings, Inc.	7,048	297,355
DowDuPont, Inc.	5,164	298,738
Eastman Chemical Co.	3,739	294,708
International Flavors & Fragrances, Inc.	2,257	319,659
Kronos Worldwide, Inc.	23,792	294,307
LyondellBasell Industries NV, Class A	3,180	296,726
RPM International, Inc.	5,259	346,831
Scotts Miracle-Gro Co. (The), Class A	3,931	298,677

		$2,789,976

Commercial Services & Supplies — 1.7%
KAR Auction Services, Inc.	5,849	$334,212
Republic Services, Inc.	4,656	360,095
Waste Management, Inc.	3,732	349,875

		$1,044,182

Communications Equipment — 1.1%
Cisco Systems, Inc.	7,435	$355,913
Juniper Networks, Inc.	11,300	324,423

		$680,336

Containers & Packaging — 3.3%
Avery Dennison Corp.	3,270	$315,228
Bemis Co., Inc.	7,378	359,751
Greif, Inc., Class A	6,932	355,404
International Paper Co.	6,649	307,117
Sonoco Products Co.	6,098	350,879
WestRock Co.	6,377	300,421

		$1,988,800

Distributors — 0.6%
Genuine Parts Co.	3,372	$349,710

		$349,710

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	9,787	$305,746
Verizon Communications, Inc.	5,572	335,991

		$641,737

Electric Utilities — 6.9%
American Electric Power Co., Inc.	4,470	$347,498
Avangrid, Inc.	7,002	352,761
Duke Energy Corp.	4,113	364,288
Entergy Corp.	3,929	342,059
Eversource Energy	5,355	365,961
FirstEnergy Corp.	8,756	331,240
Hawaiian Electric Industries, Inc.	8,704	333,537
OGE Energy Corp.	8,976	355,629
Pinnacle West Capital Corp.	3,989	356,457

Security	Shares	Value
PPL Corp.	11,004	$336,612
Southern Co. (The)	6,856	324,494
Xcel Energy, Inc.	6,917	362,797

		$4,173,333

Electrical Equipment — 1.7%
Eaton Corp. PLC	4,633	$356,463
Emerson Electric Co.	4,681	316,061
Rockwell Automation, Inc.	1,990	346,937

		$1,019,461

Electronic Equipment, Instruments & Components — 1.6%
Corning, Inc.	10,155	$327,194
FLIR Systems, Inc.	6,880	315,517
National Instruments Corp.	6,617	323,968

		$966,679

Energy Equipment & Services — 2.6%
Baker Hughes	14,350	$327,467
Halliburton Co.	9,299	292,268
Helmerich & Payne, Inc.	5,264	318,999
RPC, Inc.	21,729	284,215
Schlumberger, Ltd.	7,223	325,757

		$1,548,706

Food & Staples Retailing — 1.1%
Walgreens Boots Alliance, Inc.	4,144	$350,873
Walmart, Inc.	3,417	333,670

		$684,543

Food Products — 4.4%
Archer-Daniels-Midland Co.	6,904	$317,722
Bunge, Ltd.	5,721	326,497
Conagra Brands, Inc.	10,277	332,358
General Mills, Inc.	7,858	332,472
Ingredion, Inc.	3,106	324,453
Kellogg Co.	5,244	333,781
Kraft Heinz Co. (The)	6,477	331,104
Lancaster Colony Corp.	1,963	353,968

		$2,652,355

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	4,921	$364,400
Baxter International, Inc.	4,746	325,338
Becton, Dickinson and Co.	1,381	349,048
Medtronic PLC	3,679	358,813
Stryker Corp.	2,053	360,219

		$1,757,818

Security	Shares	Value
Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	6,419	$351,954
Owens & Minor, Inc.	43,577	332,493
Patterson Cos., Inc.	14,276	362,182
Quest Diagnostics, Inc.	3,511	310,969
UnitedHealth Group, Inc.	1,281	360,422

		$1,718,020

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	6,022	$363,067
Cracker Barrel Old Country Store, Inc.	1,937	350,229
Darden Restaurants, Inc.	3,067	339,026
Extended Stay America, Inc.	16,295	296,569
Las Vegas Sands Corp.	5,428	298,214
Six Flags Entertainment Corp.	5,384	330,362

		$1,977,467

Household Durables — 2.2%
Garmin, Ltd.	5,165	$344,299
Leggett & Platt, Inc.	7,624	295,354
MDC Holdings, Inc.	11,449	337,173
Tupperware Brands Corp.	8,792	333,744

		$1,310,570

Household Products — 2.3%
Clorox Co. (The)	2,133	$353,268
Colgate-Palmolive Co.	5,417	344,088
Kimberly-Clark Corp.	3,120	359,954
Procter & Gamble Co. (The)	3,655	345,434

		$1,402,744

Industrial Conglomerates — 1.1%
3M Co.	1,706	$354,711
Honeywell International, Inc.	2,229	327,106

		$681,817

Insurance — 4.4%
Aflac, Inc.	7,638	$349,362
Cincinnati Financial Corp.	4,428	361,901
Fidelity National Financial, Inc.	8,944	300,518
Mercury General Corp.	5,324	301,605
MetLife, Inc.	8,003	357,174
Old Republic International Corp.	14,287	322,172
Principal Financial Group, Inc.	7,048	347,607
Travelers Cos., Inc. (The)	2,622	341,830

		$2,682,169

IT Services — 4.4%
Accenture PLC, Class A	2,113	$347,631
Amdocs, Ltd.	5,133	333,183
Automatic Data Processing, Inc.	2,398	353,513

Security	Shares	Value
Cognizant Technology Solutions Corp., Class A	4,900	$349,027
International Business Machines Corp.	2,433	302,349
Jack Henry & Associates, Inc.	2,244	313,487
Paychex, Inc.	4,893	346,229
Western Union Co. (The)	17,868	334,667

		$2,680,086

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	5,076	$367,249
Bio-Techne Corp.	1,960	316,383

		$683,632

Machinery — 2.9%
Cummins, Inc.	2,442	$368,888
Dover Corp.	3,784	321,224
Ingersoll-Rand PLC	3,453	357,455
Pentair PLC	7,809	333,444
Snap-on, Inc.	2,163	359,577

		$1,740,588

Media — 1.7%
Gannett Co., Inc.	33,006	$342,272
Interpublic Group of Cos., Inc. (The)	14,169	332,971
Omnicom Group, Inc.	4,479	344,749

		$1,019,992

Metals & Mining — 1.6%
Compass Minerals International, Inc.	5,931	$297,143
Kaiser Aluminum Corp.	3,510	343,032
Nucor Corp.	5,488	331,530

		$971,705

Multi-Utilities — 4.6%
Ameren Corp.	5,190	$356,138
Centerpoint Energy, Inc.	11,510	322,395
Consolidated Edison, Inc.	4,220	339,077
Dominion Energy, Inc.	4,475	333,388
DTE Energy Co.	2,852	341,498
NorthWestern Corp.	5,532	353,827
Public Service Enterprise Group, Inc.	6,411	358,375
WEC Energy Group, Inc.	4,900	355,152

		$2,759,850

Multiline Retail — 0.5%
Target Corp.	4,659	$330,603

		$330,603

Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	2,940	$349,684
ConocoPhillips	4,688	310,252

Security	Shares	Value
CVR Energy, Inc.	8,668	$327,130
EOG Resources, Inc.	3,088	319,021
Exxon Mobil Corp.	4,189	333,025
HollyFrontier Corp.	5,152	321,845
Kinder Morgan, Inc.	19,774	337,542
Marathon Petroleum Corp.	4,739	308,793
Occidental Petroleum Corp.	4,825	339,053
ONEOK, Inc.	5,272	323,859
Phillips 66	3,195	298,796
SemGroup Corp., Class A	20,368	330,573
Targa Resources Corp.	7,336	327,406
Valero Energy Corp.	4,173	333,423
Williams Cos., Inc. (The)	12,174	308,246

		$4,868,648

Paper & Forest Products — 0.5%
Domtar Corp.	7,199	$313,732

		$313,732

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	6,517	$348,399
Eli Lilly & Co.	3,008	356,869
Johnson & Johnson	2,317	340,367
Merck & Co., Inc.	4,474	354,967
Pfizer, Inc.	7,286	336,832

		$1,737,434

Professional Services — 0.5%
Nielsen Holdings PLC	11,629	$315,960

		$315,960

Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	6,580	$324,460
Maxim Integrated Products, Inc.	6,547	366,108
QUALCOMM, Inc.	5,286	307,962
Texas Instruments, Inc.	3,504	349,875

		$1,348,405

Software — 0.6%
Microsoft Corp.	3,143	$348,527

		$348,527

Specialty Retail — 2.2%
Buckle, Inc. (The)	16,128	$308,045
Chico’s FAS, Inc.	62,567	337,862
DSW, Inc., Class A	11,947	331,410
L Brands, Inc.	10,320	341,695

		$1,319,012

Security	Shares	Value
Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	30,347	$322,589

		$322,589

Tobacco — 2.0%
Altria Group, Inc.	5,927	$324,977
Philip Morris International, Inc.	3,772	326,391
Universal Corp.	4,727	299,692
Vector Group, Ltd.	23,021	290,065

		$1,241,125

Trading Companies & Distributors — 1.8%
Fastenal Co.	6,189	$366,760
MSC Industrial Direct Co., Inc., Class A	4,105	363,662
Watsco, Inc.	2,303	353,971

		$1,084,393

Total Common Stocks (identified cost $57,690,902)		$60,167,511

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(1)	310,256	$310,224

Total Short-Term Investments (identified cost $310,224)		$310,224

Total Investments — 99.8% (identified cost $58,001,126)		$60,477,735

Other Assets, Less Liabilities — 0.2%		$91,510

Net Assets — 100.0%		$60,569,245

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2018 was $5,544.

The Fund did not have any open derivative instruments at November 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$60,167,511	*	$—	$—	$60,167,511
Short-Term Investments	—		310,224	—	310,224
Total Investments	$60,167,511		$310,224	$—	$60,477,735

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 24, 2019